DOCUMENT AND ENTITY INFORMATION	Dec. 02, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	VRNT
Pre-commencement Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34807
Entity Emerging Growth Company	false
Entity Central Index Key	0001166388
Entity Address, Address Line One	175 Broadhollow Road
Document Period End Date	Dec. 02, 2019
City Area Code	(631)
Amendment Flag	false
Entity Address, City or Town	Melville,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
Entity Registrant Name	Verint Systems Inc
Entity Tax Identification Number	11-3200514
Local Phone Number	962-9600
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ